Pension and other post-retirement benefits - Weighted-average assumptions (Details 5)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.80%	8.20%
Defined benefit pension plans - Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Defined benefit pension plans - Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		27.40%	26.40%
Defined benefit pension plans - Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	32.00%
Defined benefit pension plans - Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		37.70%	35.90%
Defined benefit pension plans - Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Defined benefit pension plans - Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		12.10%	11.60%
Defined benefit pension plans - Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Defined benefit pension plans - Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		20.00%	17.90%
Defined benefit pension plans - Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	18.00%
Defined benefit pension plans - Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Defined benefit pension plans - Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.50%	5.20%
Defined benefit pension plans - International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		63.20%	51.90%
Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	72.30%
Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		15.30%	26.10%
Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	12.20%
Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		1.40%	3.60%
Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		12.40%	10.40%
Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	12.40%
Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.20%	2.80%
Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.50%
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		5.50%	5.20%
Bank | Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		63.20%	51.90%
Bank | Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	72.30%
Bank | Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		15.30%	26.10%
Bank | Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	12.20%
Bank | Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		1.40%	3.60%
Bank | Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Bank | Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		12.40%	10.40%
Bank | Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	12.40%
Bank | Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.20%	2.80%
Bank | Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.50%